COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Cumulative Product claims Activity
	Year ended December 31,
	2023	2022	2021

Outstanding claims, January 1,	221	203	173

New claims	63	87	73
Settled and dismissed claims	(60)	(69)	(43)

Outstanding claims, December 31	224	221	203